Investments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Marketable securities and short term deposits	$ 26,860		$ 1,470	$ 1,209
Cash deposit term	180 days
Time cash deposit	$ 25
Line of credit facility		$ 25,000